Basis of Presentation and Significant Accounting Policies (Details) - Schedule of property, plant and equipment	12 Months Ended
Dec. 31, 2021
Blockchain validation and verification equipment (“BVVE”) [Member]
Basis of Presentation and Significant Accounting Policies (Details) - Schedule of property, plant and equipment [Line Items]
Description of property, plant and equipment depreciation	Sum of years, declining over 5 years
Mineral assets [Member]
Basis of Presentation and Significant Accounting Policies (Details) - Schedule of property, plant and equipment [Line Items]
Description of property, plant and equipment depreciation	Units of production method [1]
Electrical equipment [Member]
Basis of Presentation and Significant Accounting Policies (Details) - Schedule of property, plant and equipment [Line Items]
Description of property, plant and equipment depreciation	Sum of years, declining over 5 years
Leasehold improvements [Member]
Basis of Presentation and Significant Accounting Policies (Details) - Schedule of property, plant and equipment [Line Items]
Description of property, plant and equipment depreciation	See below
Buildings [Member]
Basis of Presentation and Significant Accounting Policies (Details) - Schedule of property, plant and equipment [Line Items]
Description of property, plant and equipment depreciation	Declining balance, 4%
Vehicles [Member]
Basis of Presentation and Significant Accounting Policies (Details) - Schedule of property, plant and equipment [Line Items]
Description of property, plant and equipment depreciation	Declining balance, 30%

[1]	Since the acquisition of mineral assets in 2018, there has been no production.